Related Party Information (Details Textual)	12 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($) Registered_Holders	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Common Shares [Member] USD ($)	Dec. 31, 2012 Common Shares [Member] EUR (€)	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] EUR (€)	Oct. 20, 2011 Fiat Switzerland SA [Member] USD ($)	Dec. 31, 2012 Fiat Group and Joint Ventures [Member] USD ($)	Dec. 31, 2011 Fiat Group and Joint Ventures [Member] USD ($)	Dec. 31, 2010 Fiat Group and Joint Ventures [Member] USD ($)	Dec. 31, 2011 FPT Industrial [Member] USD ($)	Dec. 31, 2012 Chrysler Group LLC [Member] USD ($)	Dec. 31, 2012 Indian Excise Department [Member] FIAT Group Automobile SpA [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] USD ($)	Dec. 31, 2011 Fiat Industrial subsidiaries [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] BNDES Financing [Member] USD ($)
Related Party Information (Textual) [Abstract]
Common stock, par value					€ 2.25	€ 2.25	$ 2.97	€ 2.25	$ 2.97	€ 2.25
Common Stock, Shares, Outstanding							30,469,263	30,469,263	211,866,037	211,866,037
Outstanding consolidated debt with related parties																		$ 357,000,000	$ 639,000,000
Guarantee given by related party for debt																		892,000,000		830,000,000
Guarantee fee given by company																		0.0625%
Company sold ownership interest of subsidiary															33.00%
Interest earn on deposits with related party																		LIBOR plus 0.15%
Finance and interest income												26,000,000	31,000,000	44,000,000
Notional amount of foreign exchange hedges	5,100,000,000	4,100,000,000																4,700,000,000	3,500,000,000
Acquisition of Fiat Switzerland SA											19,000,000
Gain from sale recorded as additional paid in capital															11,000,000
Lease term																2 years
Annual rent agreed	101,000,000															1,300,000
Rent for current year																1,000,000
Company sold ownership interest of subsidiary to alliance															17,000,000
Receivable from FGA for Excise duty and Interest																	45,000,000
Trade payables to affiliates companies and joint venture	442,000,000	470,000,000
Amount due by related party																	59,000,000
Interest to be paid																	128,000,000
Related Party Information (Additional Textual) [Abstract]
Number of registered holders of record of common shares	534
Percentage of common shares outstanding held by registered holders and indirect beneficial	13.00%
Income tax expense benefit derived from tax sharing agreement	15,000,000	61,000,000	66,000,000
Term of sponsorship contract				3 years
Expiration date of sponsorship contract				2010
Amount paid for reimbursement agreement			$ 10,000,000
Stake hold by investment holding company in Juventus football club	60.00%
Strategic agreement period	9 years